Vessel revenue (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Revenue sources

	For the year ended December 31,
In thousands of U.S. dollars	2021	2020	2019
Pool revenue	$534,982	$902,796	$691,886
Time charter revenue	—	—	2,551
Voyage revenue (spot market)	5,804	13,096	9,888
	$540,786	$915,892	$704,325

Lease and non lease components
The following table summarizes the lease and non-lease components of revenue from time charter-out and pool revenue during the years ended December 31, 2021, 2020 and 2019. These figures are not readily quantifiable as the Company's contracts (with the Scorpio pools or under time charter-out arrangements) do not separate these components. The Company does not view its pool and time charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the year ended December 31,
In thousands of U.S. dollars	2021	2020	2019
Lease component of revenue from time charter-out and pool revenue	$280,633	$548,988	$428,781
Non-lease component of revenue from time charter-out and pool revenue	254,349	353,808	265,656
	$534,982	$902,796	$694,437

Terms of time chartered-out vessels
The following table summarizes the terms of our time chartered-out vessels that were in place during the years ended December 31, 2019.

	Name	Year built	Type	Delivery Date to the Charterer	Charter Expiration	Rate ($/ day)
1	STI Pimlico	2014	Handymax	February-16	March-19	$18,000
2	STI Poplar	2014	Handymax	January-16	February-19	$18,000
3	STI Rose	2015	LR2	February-16	February-19	$28,000